Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Prepaid input VAT	1,410	1,141
Others	204	485
Total	1,614	1,626